Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Vacasa Holdings LLC
Summary of rent expense recognized

Rent expense recognized was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Costs of revenue	$1,650	$2,151	$4,595	$7,279
Operations and support	4,885	4,625	11,838	11,679
General and administrative	1,652	1,242	4,588	3,421
Total rent expense	$8,187	$8,018	$21,021	$22,379

Rent expense recognized was as follows (in thousands):

	Year Ended December 31,
	2020	2019
Costs of revenue	$9,630	$12,961
Operations and support	15,158	7,975
General and administrative	5,089	2,678
Total rent expense	$29,877	$23,614